Income Taxes (Reconciliation To Effective Rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%		21.00%		21.00%	35.00%
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Expected federal income tax expense (benefit)	$ (21,126)		$ 20,100		$ 8,827
Non-taxable investment income	(6,259)		(6,371)		(5,819)
Tax credits	(3,393)		(3,478)		(2,451)
Changes in tax law	0		67		(6,941)
Other	4		775		45
Income tax expense (benefit)	$ (30,774)	[1]	$ 11,093	[1]	$ (6,339)
Effective tax rate	30.60%		11.60%		(15.10%)

[1]	Amounts for the years ended December 31, 2022 and 2021 were adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.